Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivable	[1]	$ 215,402	$ 28,852
Advance to suppliers	[2]	1,944,139	803,745
Prepaid expenses	[3]	165,488	60,000
Prepaid expenses and other current assets		$ 2,325,029	$ 892,597

[1]	Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and VAT tax refunds receivables and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.
[2]	Advance to suppliers consists of advances to suppliers for purchasing of raw materials that have not been received. As of September 30, 2024, the aging of approximately 53% of our advance to suppliers are within six months. For balance of advance to suppliers aged more than six months, approximately 40% of the balance were subsequently utilized as of the date of the report, and the remaining balance is expected to be utilized by March 2025.
[3]	Prepaid expenses primarily include prepaid marketing planning service fees and professional fees.